COMMITMENTS AND CONTINGENCIES (Operating lease commitments) (Details)	Dec. 31, 2017 USD ($)
Long-term Purchase Commitment [Line Items]
2018	$ 999,622
2019	1,093,799
2020	1,772,834
2021	1,073,805
2022	1,615,079
2023 and later	32,016,233
Total lease payments	$ 38,571,372